Cover	Feb. 26, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2023
Entity File Number	001-39134
Entity Registrant Name	BROADMARK REALTY CAPITAL INC.
Entity Central Index Key	0001784797
Entity Tax Identification Number	84-2620891
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1420 Fifth Avenue
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	971-0800
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	BRMK
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one fourth (1/4th) share of Common Stock at an exercise price of $2.875 per one fourth (1/4th) share
Trading Symbol	BRMK WS
Security Exchange Name	NYSEAMER